Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities [Abstract]
Information about Right-of-Use Assets
The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2020 and 2019, respectively:

In CHF thousands	Buildings	Office equipment	IT equipment	Total
Balance as of December 31, 2019	2,106	81	68	2,255
Additions	400	—	—	400
Disposals	—	—	—	—
Depreciation	(400)	(18)	(14)	(432)
Balance as of December 31, 2020	2,106	63	54	2,223

In CHF thousands	Buildings	Office equipment	IT equipment	Total
Balance as of January 1, 2019	2,106	79	—	2,185
Additions	400	29	71	500
Disposals	—	(10)	—	(10)
Depreciation	(400)	(17)	(3)	(420)
Balance as of December 31, 2019	2,106	81	68	2,255

Impact on Statements of income/(loss) and Statements of Cash Flows
For the years ended December 31, 2020, and 2019, the impact on the Company’s statements of income/(loss) and statements of cash flows is detailed in the table below.

	For the Years Ended December 31,
In CHF thousands	2020	2019
Statements of income/(loss)
Depreciation of right-of-use assets	432	420
Interest expense on lease liabilities	53	52
Expense for short-term leases and leases of low value	603	565
Total	1,088	1,037
Statements of cash flows
Total cash outflow for leases	1,088	1,037

Contractual Undiscounted Cash Flows
The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2020 and 2019:

	As of December 31,
In CHF thousands	2020	2019
Within 1 year	485	485
Between 1 and 3 years	970	970
Between 3 and 5 years	912	948
Total	2,367	2,403